UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Dickstein Partners Inc.
Address:    660 Madison Avenue, 16th Floor
            New York, NY 10021
            Leigh Waxman, (212) 754-4000, Vice President

Form 13F File Number:    28-4300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Leigh Waxman
Title:    Vice President
Phone:    (212) 754-4000

Signature, Place, and Date of Signing:

    /s/ Leigh Waxman                New York, NY               5/16/05
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       39

Form 13F Information Table Value Total:       $233,869 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number    Name

1.      28-4210                 Mark Dickstein*

*Mark Dickstein is the president and sole director of Dickstein Partners Inc. and all investment and trading decisions are made under his direction.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2  COLUMN 3      COLUMN 4          COLUMN 5         COLUMN 6  COLUMN 7            COLUMN 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     VOTING
                                                                  SHRS                                              AUTHORITY
                               TITLE                    VALUE      OR              PUT/  INVESTMENT   OTHER  -----------------------
NAME OF ISSUER               OF CLASS    CUSIP        (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS     SOLE    SHARED NONE
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----
AMR Corp                     Com      001765 10 6      1,923    179,700             Call      Sole        1
Altria Group Inc             Com      02209S 10 3      2,647     40,500   SH                  Sole        1     40,500
Bank of America Corporation  Com      060505 10 4      4,900    111,118   SH                  Sole        1    111,118
Beverly Enterprises Inc      Com New  087851 30 9      2,511    203,000   SH                  Sole        1    203,000
Citigroup Inc                Com      172967 10 1      3,663     81,500             Call      Sole        1
Commerce Bancorp Inc NJ      Com      200519 10 6     10,540    324,600             Put       Sole        1
Encana Corp                  Com      292505 10 4      1,430     20,300             Call      Sole        1
Expeditors Intl Wash Inc     Com      302130 10 9      3,785     70,700   SH                  Sole        1     70,700
Expeditors Intl Wash Inc     Com      302130 10 9      5,915    110,500             Put       Sole        1
Exxon Mobil Corp             Com      30231G 10 2     12,099    203,000             Call      Sole        1
First Data Corp              Com      319963 10 4      3,157     80,300   SH                  Sole        1     80,300
Fox Entmt Group Inc          CL A     35138T 10 7      2,487    147,000             Put       Sole        1
Freescale Semiconductor Inc  Com CL A 35687M 10 7     12,884    760,100   SH                  Sole        1    760,100
General Mtrs Corp            Deb SR
                             CV C 33  370442 71 7      4,790    230,500   PRN                 Sole        1
Guidant Corp                 Com      401698 10 5      4,506     61,000   SH                  Sole        1     61,000
Hospira Inc                  Com      441060 10 0      1,966     60,900   SH                  Sole        1     60,900
Hospira Inc                  Com      441060 10 0      5,426    168,100             Call      Sole        1
Hospira Inc                  Com      441060 10 0        968     30,000             Put       Sole        1
Insight Communications Inc   CL A     45768V 10 8      2,399    203,000   SH                  Sole        1    203,000
International Game Technolog Com      459902 10 2      5,332    200,000             Call      Sole        1
JPMorgan & Chase & Co        Com      46625H 10 0      4,825    132,000   SH                  Sole        1    132,000
JPMorgan & Chase & Co        Com      46625H 10 0     25,165    688,500             Call      Sole        1
Joy Global Inc               Com      481165 10 8      3,390     96,700             Call      Sole        1
Joy Global Inc               Com      481165 10 8      2,139     61,000             Put       Sole        1
Kerr McGee Corp              Com      492386 10 7      1,590     20,300             Call      Sole        1
Key Energy Svcs Inc          Com      492914 10 6      2,789    243,600   SH                  Sole        1    243,600
Krispy Kreme Doughnuts Inc   Com      501014 10 4      2,820    371,000   SH                  Sole        1    371,000
Morgan Stanley               Com New  617446 44 8      2,324     40,600   SH                  Sole        1     40,600
Morgan Stanley               Com New  617446 44 8        573     10,000             Call      Sole        1
News Corp                    CL A     65248E 10 4      9,665    571,200   SH                  Sole        1    571,200
Oil SVC Holdrs TR            DEPOSTRY
                             RCPT     678002 10 6      9,615    100,000             Put       Sole        1
Schlumberger Ltd             Com      806857 10 8      2,876     40,800             Call      Sole        1
Sungard Data Sys Inc         Com      867363 10 3      2,793     81,000   SH                  Sole        1     81,000
Unocal Corp                  Com      915289 10 2     47,106    763,600             Call      Sole        1
Unocal Corp                  Com      915289 10 2      7,526    122,000             Put       Sole        1
Washington Group Intl Inc    Com New  938862 20 8      8,272    183,488   SH                  Sole        1    183,488
Washington Group Intl Inc    Com New  938862 20 8      1,352     30,000             Call      Sole        1
Wellpoint Inc                Com      94973V 10 7      5,014     40,000   SH                  Sole        1     40,000
Wet Seal Inc                 CL A     961840 10 5        707    198,000   SH                  Sole        1    198,000

